Ordinary Shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Ordinary Shares
12.
Ordinary shares

The Group’s ordinary shares was classified into Class A ordinary shares, Class B ordinary shares and Class C ordinary shares, with each Class A ordinary share being entitled to one vote, each Class B ordinary share being entitled to three votes and each Class C ordinary share being entitled to 15 votes on all matters that are subject to shareholder vote. Class A ordinary shares, Class B ordinary shares and Class C ordinary shares are entitled to the same dividend right. The authorized 1,000,000,000 shares of the Group were comprised of 941,472,561 Class A ordinary shares, 47,240,103 Class B ordinary shares and 11,287,336 Class C ordinary shares as of December 31, 2024 and 2025.